UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independence Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:


/s/   Anita E. Falicia                   Denver, CO          February 13,2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $242,752 (thousands)

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB CV SPON ADR  COM              02364w105     2656    85709 SH       Sole                    81368              4341
APARTMENT INVT & MGMT CL A     COM              03748r101     3218   278572 SH       Sole                   264462             14110
BALLY TECHNOLOGIES INC COM     COM              05874b107     4018   167218 SH       Sole                   158746              8472
BARCLAYS BK PLC IPMS INDIA ETN COM              06739f291     6511   205796 SH       Sole                   186153             19643
BIOGEN IDEC INCCMN             COM              09062x103    11971   251338 SH       Sole                   238608             12730
BORG WARNER INC COM            COM              099724106     1114    51160 SH       Sole                    48569              2591
CADENCE PHARMACEUTICAL COM     COM              12738t100     2761   381912 SH       Sole                   361995             19917
CHICAGO BRIDGE & IRON N Y REGI COM              167250109     2584   257131 SH       Sole                   244108             13023
CUMMINS INC COM                COM              231021106     5728   214274 SH       Sole                   203421             10853
DEERE & CO COM                 COM              244199105     4927   128567 SH       Sole                   122055              6512
ENERGY SOLUTIONS INC           COM              292756202     2389   422780 SH       Sole                   401366             21414
GENENTECH INC.CMN              COM              368710406    16728   201761 SH       Sole                   191544             10217
GOLDMAN SACHS GROUP COM        COM              38141g104     8561   101441 SH       Sole                    96303              5138
GRUPO AEROPORTUARIO SUR-ADR    COM              40051e202     3204    85710 SH       Sole                    81369              4341
HEXCEL CORP NEW COM            COM              428291108     3038   411063 SH       Sole                   390243             20820
HONEYWELL INTL INC COM         COM              438516106     4221   128567 SH       Sole                   122055              6512
INTUIT INC                     COM              461202103     3058   128561 SH       Sole                   122050              6511
ISHARES FTSE/XINHUA CHINA 25   COM              464287184     6865   236000 SH       Sole                   213515             22485
ISHARES TR HIGH YLD CORP       COM              464288513     7419    97604 SH       Sole                    92661              4943
JACK IN THE BOX INC COM        COM              466367109     1691    76543 SH       Sole                    72666              3877
JETBLUE AWYS CORP              COM              477143101     1217   171433 SH       Sole                   162750              8683
JOHNSON CTLS INC COM           COM              478366107     2335   128562 SH       Sole                   122051              6511
JPMORGAN & CHASE & CO COM      COM              46625h100     7576   240292 SH       Sole                   228123             12169
LIBERTY MEDIA HLDG CRP CAP COM COM              53071m302     1295   275000 SH       Sole                   252504             22496
MASTERCARD INC CL A            COM              57636q104    10601    74166 SH       Sole                    70410              3756
MEDCO HEALTH SOLUTIONS         COM              58405U102     6746   160954 SH       Sole                   152802              8152
MOLSON COORS BREWING CL B      COM              60871r209    11963   244550 SH       Sole                   232187             12363
MONSANTO CO                    COM              61166W101    12057   171386 SH       Sole                   162704              8682
MSCI INC CL A                  COM              55354g100     2861   161065 SH       Sole                   152911              8154
NEWMONT MINING CORP COM        COM              651639106     6919   170000 SH       Sole                   161345              8655
NORTHERN TRUST                 COM              665859104     9105   174629 SH       Sole                   165636              8993
PEABODY ENERGY CORP COM        COM              704549104     6058   266267 SH       Sole                   252779             13488
PERINI CORP COM                COM              713839108     7116   304355 SH       Sole                   288939             15416
POTASH CORP. OF SASKATCHEWANCM COM              73755l107     6275    85704 SH       Sole                    81363              4341
PROLOGIS SH BEN INT            COM              743410102     4178   300805 SH       Sole                   272090             28715
PROSHARES TR PSHS ULTSH 20YRS  COM              74347r297     1830    48513 SH       Sole                    46056              2457
QUALCOMM INCCMN                COM              747525103     3065    85553 SH       Sole                    81229              4324
RAYTHEON CO COM NEW            COM              755111507     5134   100578 SH       Sole                    95487              5091
RESMED INC COM                 COM              761152107     7462   199103 SH       Sole                   189021             10082
SEQUENOM INC COM NEW           COM              817337405     2493   125631 SH       Sole                   119270              6361
TRANSOCEAN INC ORD             COM              h8817h100    11812   250000 SH       Sole                   237232             12768
TRAVELERS COMPANIES COM        COM              89417e109     5166   114301 SH       Sole                   108513              5788
VERIZON COMMUNICATIONS COM     COM              92343v104     6826   201349 SH       Sole                   191150             10199